Fair Value Measurement - Schedule of Change in Fair Value of Derivative Warrant Liabilities (FY) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 199,645	$ 70,930	$ 3,887
Additions		0	1,716
Adjustment to fair value	(26,837)	128,715	68,334
Settlements		0	(3,007)
Ending balance	0	199,645	70,930
Bifurcated Embedded Derivative Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	386,469	4,901
Additions		0	20,829
Adjustment to fair value		627,263	360,739
Settlements		(1,013,732)	0
Ending balance		0	386,469
Power Purchase Agreements - Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	444	0	0
Additions		770	0
Adjustment to fair value	(17)	(326)	0
Settlements		0	0
Ending balance	427	444	0
Series B Tranche Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	0	69,648	0
Additions		0	10,300
Adjustment to fair value		(49)	104,879
Settlements		(69,599)	(45,531)
Ending balance		0	69,648
Power Purchase Agreements - Asset
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	2,562	1,459	0
Additions		0	1,040
Adjustment to fair value	882	1,103	419
Settlements		0	0
Ending balance	$ 3,444	$ 2,562	$ 1,459